CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2013				$ 289,149,413	$ 5,171,603	$ 543,915	$ 19,849,225	$ (317,645,497)	$ (2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss								(25,569,979)
Other comprehensive income									19,578
Stock option compensation (Note 3)							896,742
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		500,136	(500,136)
Equity component of convertible notes					6,511,041
Common shares issued for:
Option exercises				100,100
Option exercises (in shares)		55,000
Balance at Dec. 31, 2014	$ (20,976,433)			289,326,172	11,682,644	543,915	20,669,308	(343,215,476)	17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100
Common shares issued for:
Option exercises				121,300
Option exercises (in shares)		65,000
Balance at Sep. 30, 2015				289,518,018	12,226,559		20,904,923	(354,962,307)	19,726
Balance (in shares) at Sep. 30, 2015		76,142,647
Balance at Sep. 30, 2015	$ (32,293,081)
Common shares issued for:
Net loss								$ (11,746,831)
Other comprehensive income									$ 2,722
Stock option compensation							306,161
Fair value of options exercised				$ 70,546			$ (70,546)
Equity Units converted to shares		100	(100)
Warrant expiration					$ 543,915	$ (543,915)